Cover	Apr. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2022
Entity File Number	001-12934
Entity Registrant Name	ImmuCell Corporation
Entity Central Index Key	0000811641
Entity Tax Identification Number	01-0382980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	56 Evergreen Drive
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04103
City Area Code	207
Local Phone Number	878-2770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	ICCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false